American Data Services, Inc.
                                150 Motor Parkway
                            Hauppauge, New York 11788
                                  (631)470-2600




                                   May 4, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:  Orbitex Group of Funds
                                SEC File Nos. 33-20635, 811-8037


Ladies and Gentlemen:

         The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of beneficial interest of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 1, 2001.

         Please do not hesitate to contact the undersigned at (631) 470-2650 if you have any questions regarding this certification.

                                                              Very truly yours,



                                                              David M. Bardsley
                                                              General Counsel

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